ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
ACCRUED EXPENSES AND OTHER LIABILITIES
Accrued expenses	$ 72,785	$ 52,785
Accrued audit fee		95,160
Accrued staff costs	125,105	165,092
Others	4,960	6,835
Total	$ 202,850	$ 319,872